Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2024	2023
	£m	£m
Cash at bank	259	163
Short-term deposits	300	—
Cash and cash equivalents	559	163